COMMITMENTS AND CONTINGENCIES (Details) (EUR €)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2009	Dec. 31, 2008
Commitments to extend credit*:
Commercial and personal		€ 14,483,760,000	[1]	€ 14,584,516,000	[1]
Residential real estate		33,831,000	[1]	94,602,000	[1]
Commercial letters of credit		594,392,000	[1]	589,924,000	[1]
Standby letters of credit and financial guarantees written		5,586,816,000	[1]	5,970,422,000	[1]
Commitments And Contingencies Footnote [Abstract]
Group commitments to extend credit, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed		25,000,000		1,685,700,000
Legal Contingencies [Abstract]
Cases under litigation that the Group has provided for		79,800,000		85,400,000
Voluntary Retirement Schemes [Abstract]
Total expense recognized under Voluntary Retirement Schemes	5,300,000			46,700,000		24,600,000	16,800,000
Total number of employees participated under Voluntary Retirement Schemes	237
Staff Leaving Indemnity Contingencies [Abstract]
Staff Leaving Indemnity Contingencies Other Noninterest Expense				€ 169,900,000

[1]	Commitments to extend credit at December 31, 2011 and 2012 include amounts of EUR 1,685.7 million and EUR 25.0 million respectively, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed. Such commitments are used in the Risk Weighted Assets calculation for capital adequacy purposes under regulatory rules currently in force.